Business Combinations - Summary of Intangible Assets Acquired (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 03, 2018
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 8 months	6 years 1 month
Fermacell
Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 187.0
Trade name [Member] | Fermacell
Finite-Lived Intangible Assets [Line Items]
Intangible assets			126.8
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years	0 years
Customer relationships [Member] | Fermacell
Finite-Lived Intangible Assets [Line Items]
Intangible assets			57.8
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 6 months	6 years 1 month
Other intangible assets [Member] | Fermacell
Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 2.4
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Minimum [Member] | Fermacell
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Maximum [Member] | Fermacell
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years